UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Profit/(loss) for the period	$ (21,985)	$ 819
Adjustments to reconcile net profit/(loss) to cash provided by operating activities:
Depreciation	479	1,136
Amortisation	442	458
Income tax (credit)/expense	(180)	760
Financial income	0	(1,019)
Financial expense	20,303	2,736
Share-based payments	319	693
Foreign exchange gains on operating cash flows	(149)	(67)
Impairment of prepayments	482	277
Impairment of property, plant and equipment	37	1,938
Impairment of intangible assets	0	3,853
Other non-cash items	305	(3,144)
Operating cash flows before changes in working capital	53	8,440
Net movement on working capital	(3,481)	(1,326)
Cash (used)/generated from operations	(3,428)	7,114
Interest paid	(3)	(25)
Interest received	2	2
Income taxes received	1	120
Net cash (used)/generated by operating activities	(3,428)	7,211
Cash flows from investing activities
Payments to acquire intangible assets	(3,211)	(3,288)
Acquisition of property, plant and equipment	(305)	(969)
Net cash used in investing activities	(3,516)	(4,257)
Cash flows from financing activities
Issue of ordinary share capital including share premium (net of issuance costs)	25,019	0
Net proceeds from new senior secured term loan	80,014	0
Proceeds for convertible note issued	20,000
Expenses paid in connection with debt financing	(2,356)	0
Repayment of senior secured term loan	(34,500)	0
Penalty for early settlement of term loan	(3,450)	0
Purchase of exchangeable notes	(86,730)	0
Interest paid on senior secured term loan	(3,706)	0
Interest paid on convertible note	(49)	0
Proceeds from Paycheck Protection loans	0	1,764
Interest payment on exchangeable notes	(1,289)	(1,998)
Payment of lease liabilities	(1,500)	(1,472)
Net cash used in financing activities	(8,547)	(1,706)
(Decrease)/increase in cash and cash equivalents and short-term investments	(15,491)	1,248
Effects of exchange rate movements on cash held	34	43
Cash and cash equivalents and short-term investments at beginning of period	25,910	27,327
Cash and cash equivalents and short-term investments at end of period	$ 10,453	$ 28,618